Note 17 - Fair Value of Financial Instruments (Tables)	9 Months Ended
Jul. 31, 2024
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
(thousands of Canadian dollars)
	July 31, 2024					October 31, 2023

	Carrying Value	Fair value Level 1	Fair Value Level 2	Fair Value Level 3	Total Fair Value	Carrying Value	Fair value Level 1	Fair Value Level 2	Fair Value Level 3	Total Fair Value

Assets
Cash	$247,983	$247,983	$-	$-	$247,983	$132,242	$132,242	$-	$-	$132,242
Securities	153,026	153,026	-	-	153,026	167,940	167,940	-	-	167,940
Loans	4,049,449	-	-	4,007,130	4,007,130	3,850,404	-	-	3,837,599	3,837,599
Derivatives	150	-	150	-	150	1,517	-	1,517	-	1,517
Other financial assets	953	-	-	953	953	953	-	-	953	953

Liabilities
Deposits	$3,821,185	$-	$-	$3,791,490	$3,791,490	$3,533,366	$-	$-	$3,436,491	$3,436,491
Subordinated notes payable	101,641	-	98,390	-	98,390	106,850	-	109,033	-	109,033
Other financial liabilities	181,184	-	-	181,184	181,184	176,039	-	-	176,039	176,039